Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares, Options Outstanding, Beginning	673,885	254,171
Number of Shares, Options Granted	698,750	456,718
Number of Shares, Options Exercised/ Expired/ Forfeited	(28,500)	(37,004)
Number of Shares, Options Outstanding at Ending	1,344,135	673,885
Number of Shares, Options Exercisable	531,528	290,818
Weighted Average Exercise Price, Outstanding, Beginning	$ 19.82	$ 47.43
Weighted Average Exercise Price, Options Granted	0.62	3.16
Weighted Average Exercise Price, Options Exercised/ Expired/ Forfeited	0.98	3.90
Weighted Average Exercise Price, Outstanding at Ending	10.24	19.82
Weighted Average Exercise Price, Options Exercisable	$ 28.66	$ 50.19
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Options Granted
Aggregate Intrinsic Value, Options Exercised/ Expired/ Forfeited
Aggregate Intrinsic Value, Outstanding at Ending
Aggregate Intrinsic Value, Options Exercisable
Weighted- Average Remaining Contractual Life (in Years), Outstanding, Beginning	8 years 2 months 12 days	7 years 3 months 19 days
Weighted- Average Remaining Contractual Life (in Years), Options Granted	9 years	8 years 7 months 6 days
Weighted- Average Remaining Contractual Life (in Years), Outstanding at Ending	8 years 4 months 24 days	8 years 2 months 12 days
Weighted- Average Remaining Contractual Life (in Years), Options Exercisable	7 years 4 months 24 days	6 years 10 months 25 days